Securities, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of information about MBS and CRT Securities
The following tables present certain information about the Company’s residential mortgage securities at December 31, 2021 and 2020:

December 31, 2021

(In Thousands)	Principal/ Current Face	Purchase Premiums	Accretable Purchase Discounts	Discount Designated as Credit Reserve (1)	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Unrealized Gain/(Loss)	Fair Value
Total residential mortgage securities (2)(3)(4)	$99,999	$7,466	$(55)	$(20,768)	$86,642	$16,282	$(10)	$16,272	$102,914

December 31, 2020

(In Thousands)	Principal/ Current Face	Purchase Premiums	Accretable Purchase Discounts	Discount Designated as Credit Reserve (1)	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Unrealized Gain/(Loss)	Fair Value
Total residential mortgage securities (2)(3)(4)(5)	$161,878	$3,022	$(8,206)	$(21,437)	$135,257	$26,926	$(1,183)	$25,743	$161,000

(1)Discount designated as Credit Reserve is generally not expected to be accreted into interest income.
(2)Based on management’s current estimates of future principal cash flows expected to be received.
(3)At December 31, 2020, the Company expected to recover approximately 99% of the then-current face amount of Non-Agency MBS.
(4)Amounts disclosed at December 31, 2021 includes CRT securities with a fair value of $67.5 million for which the fair value option has been elected. Such securities had $1.8 million gross unrealized gains and gross unrealized losses of approximately $10,000 at December 31, 2021. Amounts disclosed at December 31, 2020 includes CRT securities with a fair value of $66.2 million for which the fair value option has been elected. Such securities had gross unrealized gains of approximately $551,000 and gross unrealized losses of approximately $322,000 at December 31, 2020.
(5)Includes RPL/NPL MBS, which at December 31, 2020 had a $55.0 million Principal/Current face, $46.9 million amortized cost and $53.9 million fair value.
Schedule of Sale of Residential Mortgage Securities
The following table presents information about the Company’s sales of its residential mortgage securities for the years ended December 31, 2021, 2020 and 2019. The Company has no continuing involvement with any of the sold securities.

	For the Year Ended December 31,
	2021		2020		2019
(In Thousands)	Sales Proceeds	Gains/(Losses)	Sales Proceeds	Gains/(Losses)	Sales Proceeds	Gains/(Losses)
Agency MBS	$—	$—	$1,500,875	$(19,291)	$360,634	$499
Non-Agency MBS	—	—	1,318,958	107,999	291,391	50,360
CRT Securities	—	—	243,025	(27,011)	256,671	11,143
Total	$—	$—	$3,062,858	$61,697	$908,696	$62,002

Schedule of Credit Losses
The following table presents a roll-forward of the allowance for credit losses on the Company’s Residential mortgage securities and MSR-related assets:

	For the Year Ended December 31,
(Dollars In Thousands)	2021	2020
Allowance for credit losses at beginning of period	$—	$—
Current provision:	—	—
Securities with no prior loss allowance	—	344,269
Securities with a prior loss allowance	—	—
Write-offs, including allowance related to securities the Company intended to sell	—	(344,269)
Allowance for credit losses at end of period	$—	$—

Schedule of impact of AFS on AOCI
The following table presents the impact of the Company’s AFS securities on its AOCI for the years ended December 31, 2021, 2020, and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
AOCI from AFS securities:
Unrealized gain on AFS securities at beginning of period	$79,607	$392,722	$417,167
Unrealized (losses)/gains on securities available-for-sale	(32,774)	420,281	20,335
Reclassification adjustment for MBS sales included in net income	—	(389,127)	(44,600)
Reclassification adjustment for impairment included in net income	—	(344,269)	(180)
Change in AOCI from AFS securities	(32,774)	(313,115)	(24,445)
Balance at end of period	$46,833	$79,607	$392,722

Schedule of interest income on MBS, CRT Securities and MSR Related Assets
The following table presents the components of interest income on the Company’s Securities, at fair value for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
Agency MBS
Coupon interest	$—	$14,038	$82,446
Effective yield adjustment (1)	—	(5,186)	(26,545)
Interest income	$—	$8,852	$55,901

Legacy Non-Agency MBS
Coupon interest	$14	$18,263	$87,024
Effective yield adjustment (2)(3)	670	10,565	59,622
Interest income	$684	$28,828	$146,646

RPL/NPL MBS
Coupon interest	$373	$8,376	$53,086
Effective yield adjustment (1)(4)	8,136	560	338
Interest income	$8,509	$8,936	$53,424

CRT securities
Coupon interest	$3,690	$7,010	$20,532
Effective yield adjustment (2)	4,459	511	(1,949)
Interest income	$8,149	$7,521	$18,583

MSR-related assets
Coupon interest	$7,462	$25,970	$52,644
Effective yield adjustment (1)(2)(5)	31,886	9,987	3
Interest income	$39,348	$35,957	$52,647

(1)Includes amortization of premium paid net of accretion of purchase discount.  For Agency MBS, RPL/NPL MBS and the corporate loan secured by MSRs, interest income is recorded at an effective yield, which reflects net premium amortization/accretion based on actual prepayment activity.
(2)The effective yield adjustment is the difference between the net income calculated using the net yield less the current coupon yield. The net yield may be based on management’s estimates of the amount and timing of future cash flows or in the instrument’s contractual cash flows, depending on the relevant accounting standards.
(3)Includes accretion income recognized due to the impact of redemptions of certain securities that had been previously purchased at a discount of $670,000 and $14.5 million during the years ended December 31, 2021 and 2019, respectively.
(4)Includes accretion income recognized due to the impact of redemptions of certain securities that had been previously purchased at a discount of $8.1 million and $329,000 during the years ended December 31, 2021 and 2019, respectively.
(5)Includes $20.5 million of accretion income recognized during the year ended December 31, 2021 due to the impact of the redemption at par of MSR-related assets that had been held at amortized cost basis below par due to an impairment charge recorded in the first quarter of 2020.